DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, FINTECH ACQUISITION CORP. II (Q2) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018 Subsidiary shares	Dec. 31, 2017 Subsidiary
Description of Operations and Activity [Abstract]
Number of wholly owned subsidiaries | Subsidiary	2	2
Initial Public Offering [Member]
Description of Operations and Activity [Abstract]
Number of units issued (in shares)	17,500,000
Placement Units [Member]
Description of Operations and Activity [Abstract]
Number of units issued (in shares)	420,000